Statements of Income and Comprehensive Income (Altruis Benefit Consultants, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Altruis Benefit Consultants Inc [Member]
REVENUE
Commission income	$ 2,603,468	$ 2,270,778
OPERATING EXPENSES
Commission expense	832,596	909,027
Salaries and wages	445,093	377,126
General and administrative expenses	454,846	291,079
Marketing and advertising	17,270	2,338
Total operating expenses	1,749,805	1,579,570
Income loss from operations	853,663	691,208
OTHER INCOME (EXPENSE)
Interest and dividend income	15,582	21,351
Realized (loss) gain on investments	(8,528)	417
Total other income	7,054	21,768
Net income (loss)	860,717	712,976
OTHER COMPREHENSIVE (LOSS) INCOME
Reclassification for sales of investments	(8,616)	5,912
Comprehensive income	$ 852,101	$ 718,888